Stockpiles and ore on leach pads, net	12 Months Ended
Dec. 31, 2020
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of stockpiles and ore on leach pads [Line Items]
Stockpiles and ore on leach pads, net

8.     Stockpiles and ore on leach pads, net

(a)This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)

Current portion -
Stockpiles	7,363	23,769
Ore on leach pads	124,364	139,991
Net realizable value adjustment (b)	(10,212)	(28,837)

	121,515	134,923

Non-current portion -
Stockpiles	33,088	35,888
Ore on leach pads	39,674	88,223
Net realizable value adjustment (b)	(3,075)	(19,088)

	69,687	105,023

(b)The provision for net realizable value adjustment had the following movement during the years 2020, 2019 and 2018:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Opening balance, note 18	47,925	89,127	62,540
Provision	37,880	33,464	90,365
Reversal of provision	(72,518)	(74,666)	(63,778)

Ending balance, note 18	13,287	47,925	89,127

Provision reversals correspond to improvements of the overall long-term market conditions that reduced the gap between stockpiles and leach pads’ cost and their net realizable value.